PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

11.                               PROPERTY AND EQUIPMENT

The components of property and equipment at December 31 were as follows:

	2012
	Cost	Accumulated amortization	Net book value
Furniture and fixtures	$4,557	$3,755	$802
Research and development equipment	21,875	16,504	5,371
Tooling	25,000	17,577	7,423
Computer equipment	7,614	6,048	1,566
Software	9,358	7,863	1,495
Leasehold improvements	4,973	3,070	1,903
Leased vehicles	1,206	587	619
Office equipment	3,144	2,284	860
	$77,727	$57,688	$20,039

	2011
	Cost	Accumulated amortization	Net book value
Furniture and fixtures	$4,799	$3,856	$943
Research and development equipment	37,106	29,204	7,902
Tooling	44,149	37,298	6,851
Computer equipment	8,390	6,764	1,626
Software	9,352	7,338	2,014
Leasehold improvements	5,141	3,955	1,186
Leased vehicles	1,126	546	580
Office equipment	3,076	2,091	985
	$113,139	$91,052	$22,087

Amortization expense relating to property and equipment, including those related to discontinued operations, was $12,583, $14,528, and $17,638 for the years ended December 31, 2012, 2011, and 2010, respectively.